LOSS PER SHARE - Weighted average number of ordinary shares, basic (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [abstract]
Balance at the beginning of the year	264,495	262,917	259,581
The effect of private placement and rights offering	12,908		2,716
The effect of exercise of options into shares	262	1,192	245
Weighted average number of ordinary shares used in computation of basic loss per share	277,665	264,109	262,542